Equity Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Equity [Abstract]
Equity Transactions

6.	Equity Transactions

Equity Transactions with Acuitas (former related party)

On July 15, 2022, the Company entered into a securities purchase agreement with Acuitas Group Holdings, LLC (“Acuitas”), the Company’s largest stockholder, pursuant to which Acuitas agreed to purchase from the Company, in a private placement, (i) an aggregate of 36,364 shares of the Company’s Common Stock, at a price of $165.00 per share (the “PIPE Shares”), and (ii) a warrant to purchase 72,728 shares of Common Stock (“PIPE Warrant Shares”), at an original exercise price of $182.00, with a term of exercise of five years.

As a result of the Company’s subsequent capital raises, the warrants’ down round features (the “ratchet adjustment”) resulted in deemed dividends recognized in the accompanying condensed statements of changes in stockholders’ equity for the three months ended September 30, 2025 and 2024.

For the three months ended September 30, 2024, the deemed dividend of $325,041 was recognized based on ratchet adjustments from the September 25, 2024 capital raises, that reduced the exercise prices from $100.00 to $15.30 per share. The fair value of the PIPE Warrant Shares were estimated using the Black Scholes Method with the following inputs at September 2024, the stock price of $12.00, exercise price of $15.30 and $100.00, remaining term of 2.9 years, risk free rate of 3.5% and volatility of 93.0%, resulting in a $325,041 deemed dividend.

The October 22, 2024 capital raise further reduced the exercise prices from $15.30 per share to $13.70 per share which drove an additional ratchet adjustment in the second quarter of fiscal year 2025. For the three months ended December 31, 2024, the Company calculated the difference in fair value of the PIPE Warrant Shares between the stated exercise price and the reduced exercise price and recorded $44,424 as a deemed dividend in the accompanying condensed statement of changes in stockholders’ equity. The fair value of the PIPE Warrant Shares were estimated using the Black Scholes Method with the following inputs, the stock price of $33.60, exercise price of $15.30 and $13.70, remaining term of 2.8 years, risk free rate of 3.99% and volatility of 94.0%.

For the three months ended September 30, 2025, the deemed dividend of $43,544 was recognized from the ratchet adjustment resulting from the August 2025 capital raise, which reduced the exercise price from $13.70 to $2.50 per share. The fair value of the PIPE Warrant Shares was estimated using the Black Scholes Method with the following inputs, the stock price of $1.79, exercise price of $13.70 and reduced exercise price of $2.50, remaining term of 2.0 years, risk free rate of 3.8% and volatility of 94.0%.

Issuance of common stock for cash

On August 11, 2025, the Company closed an underwritten public offering of (i) 5,620,000 units (the “Units”), with each Unit consisting of one share of common stock and one warrant (the “Warrants”) and (ii) 380,000 pre-funded units (the “Pre-Funded Units”), with each Pre-Funded Unit consisting of one pre-funded warrant and one Warrant. The underwriter also exercised its over-allotment option in part and purchased an additional 667,300 Warrants. The offering resulted in net proceeds of approximately $10.5 million, after deducting underwriting discounts and commissions and other estimated offering expenses. Each Unit was sold to the public at a price of $2.00 per Unit and each Pre-Funded Unit was sold to the public at a price of $1.999 per Pre-Funded Unit (which represents the public offering price of each Unit less the $0.0001 per share nominal exercise price for each Pre-Funded Warrant). On August 8, 2025, the Warrants commenced trading on The Nasdaq Capital Market under the symbol “BIVIW.” Each Warrant is immediately exercisable, entitles the holder to purchase one share of common stock at an exercise price of $2.50 per share and expires five years from the date of issuance. Each Pre-Funded Warrant is immediately exercisable, entitles the holder to purchase one share of common stock, and may be exercised at any time until exercised in full. Additionally, upon closing, the Company issued the underwriter warrants to purchase 300,000 shares of Common Stock exercisable at a per share price of $2.50, which was equal to 125% of the public offering price per share. The underwriter’s Warrants are exercisable during a five-year period commencing 180 days from August 11, 2025.

Stock Options

The following table summarizes the activity relating to the Company’s stock options for the nine months ended March 31, 2026:

	Options	Weighted-Average Exercise Price	Weighted Remaining Average Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2025	84,872	$286.20	6.2	$-
Options Granted	2,706,550	$1.31	7.6	$243,590
Options Expired	(6,059)	$1,091.98	0.0	$-
Outstanding at March 31, 2026	2,785,363	$7.62	7.6	$243,590
Exercisable at March 31, 2026	1,606,299	$10.51	7.4	$139,018

The Company recorded stock-based compensation expense relating to the vesting of stock options of approximately $1.6 million and $338,000 for the three months ended March 31, 2026 and 2025, respectively. The Company recorded stock-based compensation expense relating to the vesting of stock options of approximately $2.0 million and $843,000 for the nine months ended March 31, 2026 and 2025, respectively.

The fair value of each option on the date of grant is estimated using the Black-Scholes option pricing model. The pricing model reflects the following weighted-average assumptions for the nine months ended March 31, 2026 and 2025:

	March 31, 2026	March 31, 2025
Expected life of options (in years)	5	4
Expected volatility	89.31%	93.44%
Risk free interest rate	3.69%	4.34%
Dividend Yield	0%	0%

On January 5, 2026 (the “Grant Date”), directors’ annual compensation was approved and the directors were granted stock options to purchase a total of 355,000 shares of common stock, at an exercise price of $1.31 per share, the closing stock price on the grant date. The stock options vest from the beginning of service on November 11, 2025 in four equal installments on February 11, 2026, May 11, 2026, August 11, 2026 and the earlier of November 11, 2026 or the 2026 annual shareholders’ meeting.

On January 5, 2026 (the “Grant Date”), the Company awarded bonus and retention incentive stock options to certain directors and employees to purchase a total of 812,700 and 1,538,850, respectively; shares of common stock, at an exercise price of $1.31 per share, the closing stock price on the Grant Date. The directors’ stock options vested 75% on the Grant Date with the remaining balance vesting in equal installments on the first, second and third Grant Date anniversary. The employees’ stock options vested 55% on grant date with the remaining balance vesting in equal installments on the first, second and third Grant Date anniversary.

Restricted stock units:

On September 2, 2025 (the “Grant Date”), the Company awarded a total of 1,500 Restricted Stock Units (“RSUs”) to a consultant at the grant date fair value of $1.58 per RSU. The RSUs vest in five equal installments beginning on the Grant Date and over the following four calendar quarters beginning December 31, 2025.

The following table summarizes vesting of restricted stock units:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Unvested at June 30, 2025	7,213	$116.41
Granted	1,500	1.58
Vested	(7,614)	83.67
Unvested at March 31, 2026	1,099	$187.02

The total stock-based compensation expense from restricted stock units for the three months ended March 31, 2026 and 2025 was approximately $51,000 and $321,000, respectively.  The total stock-based compensation expense from restricted stock units for the nine months ended March 31, 2026 and 2025 was approximately $538,000 and $888,000, respectively.

Stock Warrants

The following table summarizes the warrants activity during the nine months ended March 31, 2026:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding and exercisable at June 30, 2025	960,098	$35.02	4.1	$-
Granted	6,967,300	2.50	5.0	-
Canceled	(25,001)	150.00	-	-
Expired	(360)	1,250.00	-	-
Outstanding and exercisable at March 31, 2026	7,902,037	$5.82	4.2	$-

The table below shows the expiration of the warrants outstanding as of March 31, 2026:

Number of Warrants

Expiring June 30,
2027	3,610
2028	72,728
2029	90,508
2030	767,891
2031	6,967,300
Total outstanding warrants	7,902,037

The warrants table excludes 380,000 prefunded warrants with an exercise price of $0.0001 and no expiration.  None of the prefunded warrants were exercised during the nine months ended March 31, 2026.

8.	Equity Transactions

Issuance of common stock for cash

On August 31, 2022, the Company entered into a Controlled Equity Offering Sales Agreement (the “Sales Agreement”) with Cantor Fitzgerald & Co. and B. Riley Securities, Inc. (collectively, the “Agents”), pursuant to which the Company may issue and sell from time-to-time shares of the Company’s common stock through the Agents, subject to the terms and conditions of the Sales Agreement. On April 6, 2023, the Company and B. Riley Securities, Inc. mutually agreed to terminate B. Riley Securities, Inc.’s role as a sales agent under the Sales Agreement. During the year ended June 30, 2024, the Company sold 33,375 shares of common stock under the Sales Agreement for total net proceeds of approximately $9.3 million after deducting 3% commissions and expenses of approximately $377,000. During the year ended June 30, 2025, the Company sold 215 shares of common stock under the Sales Agreement for total net proceeds of $6,400 after 3% commissions and expenses of approximately $200. On September 25, 2024, the Company suspended the sales agreement and terminated the continuous offering by us under the effective Prospectus Supplement filed January 19, 2024.

On March 6, 2024, the Company closed a best efforts public offering (the “Offering”) of 150,000 shares (the “Shares”) of its common stock, par value $0.0001 per share (the “Common Stock”), pre-funded warrants (the “Pre-funded Warrants”) to purchase 60,000 shares of Common Stock, and warrants to purchase up to 105,000 shares of Common Stock (the “Common Warrants”) at a combined public offering price of $100.00 per Share, or Pre-funded Warrant, and the associated Common Warrant. The Common Warrants have an exercise price of $150.00 per share and are immediately exercisable upon issuance for a period of five years following the date of issuance. The gross proceeds to the Company from the Offering were approximately $21.0 million, before deducting placement agent fees and offering expenses of approximately $2.5 million, resulting in net proceeds of approximately $18.5 million. Additionally, upon closing the Company issued the placement agent warrants (“Placement Agent’s warrants”) to purchase 10,500 shares of Common Stock exercisable at a per share price of $125.00, which was equal to 125% of the public offering price per share. The Placement Agent’s Warrants are exercisable during a five-year period commencing 180 days from March 6, 2024. The Pre-Funded Warrants were exercised shortly after issuance and the 60,000 shares of Common Stock were issued during the year ended June 30, 2024.

On September 25, 2024, the Company closed a best efforts public offering (the “September 2024 Offering”) of 136,080 shares of its common stock, par value $0.0001 per share, pre-funded warrants (the “September Pre-funded Warrants”) to purchase 60,000 shares of Common Stock, and warrants to purchase up to 196,080 shares of Common Stock (the “September Common Warrants”) at a combined public offering price of $15.30 per share, or September Pre-funded Warrant, and the associated September Common Warrant. 26,500 September Pre-funded Warrants were exercised shortly thereafter and reflected on the statement of changes in stockholders’ equity as a component of proceeds from issuance of common stock. The September Common Warrants have an exercise price of $15.30 per share and were immediately exercisable upon issuance and will expire on the fifth anniversary date of the original issuance date. The gross proceeds to the Company from the September 2024 Offering was approximately $3.0 million, before deducting placement agent fees and offering expenses of approximately $747,000. Additionally, upon closing, the Company issued the placement agent warrants (“September Placement Agent’s Warrants”) to purchase 981 shares of Common Stock exercisable at a per share price of $19.10, which was equal to 125% of the public offering price per share. The September Placement Agent’s Warrants are exercisable during a five-year period commencing 180 days from September 25, 2024.

In October 2024, the Company closed three registered direct offerings totaling 825,600 shares of its common stock, par value $0.0001 per share, and two concurrent private placements of warrants to purchase up to 711,000 shares of Common Stock (the “October Common Warrants”) priced at-the-market under Nasdaq rules at prices ranging from $15.00 to $28.30 per share (the “October Offerings”). The October Common Warrants have exercise prices ranging from $13.70 to $21.20 per share and are exercisable beginning six months following issuance and will expire on the fifth anniversary date of the original issuance dates. The gross proceeds to the Company from the October Offerings totaled approximately $15.9 million, before deducting placement agent fees and offering expenses of approximately $2.5 million. Additionally, upon closing of the October Offerings, the Company issued placement agent warrants (the “October Placement Agent’s Warrants”) to purchase 41,321 shares of Common Stock in the aggregate exercisable at a per share price ranging from $18.80 to $35.40, which was equal to 125% of the offering price per share in the applicable October Offering. The October Placement Agent’s Warrants are exercisable during a five-year period commencing 180 days from each of the respective closing dates of the October Offerings.

During the year ended June 30, 2025, 189,630 of common warrants from the September 2024 Offering were exercised at $15.30 per share for proceeds totaling approximately $2.9 million, and 33,500 September Pre-funded Warrants were also exercised. In addition, 667 September Placement Agent’s Warrants were exercised on a cashless exercise basis and 422 common shares were issued.

 Issuance of common stock for services

On May 10, 2024, the Company awarded 1,500 shares of Common Stock to a vendor as part of their fees in exchange for services. The fair value of the Common Stock at the date of issuance was $48.60 per share. The stock-based compensation expense related to this Common Stock issuance was $72,900 for the year ended June 30, 2024.

On August 12, 2024, the Company awarded 1,500 shares of Common Stock to a vendor as part of their fees in exchange for services. The fair value of the Common Stock at the date of issuance was $22.30 per share. The stock-based compensation expense related to this Common Stock issuance was $33,450 for the year ended June 30, 2025.

On April 24, 2025, the Company awarded 4,500 shares of Common Stock to a vendor as part of their fees in exchange for services. The fair value of the Common Stock at the date of issuance was $8.94 per share. The stock-based compensation expense related to this Common Stock issuance was $40,230 for the year ended June 30, 2025.

Stock Options

The following table summarizes the activity relating to the Company’s stock options for the years ended June 30, 2025 and 2024:

	Options	Weighted-Average Exercise Price	Weighted Remaining Average Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2023	39,529	$710.00	6.3	$1,067,966
Granted	15,525	117.00	9.8	-
Options Expired	(64)	460.90	-	-
Options Canceled	(3,182)	571.90	-	-
Outstanding at June 30, 2024	51,808	541.10	6.1	-
Options Granted	49,031	24.01	7.1	-
Options Expired	(7,725)	553.23	-	-
Options Canceled	(8,242)	(78.75)	-	-
Outstanding at June 30, 2025	84,872	$286.20	6.2	$-
Exercisable at June 30, 2025	49,920	$387.85	5.4	$-

The fair value of each option grant on the date of grant is estimated using the Black-Scholes model. The following weighted-average assumptions were utilized for the years ended:

	June 30, 2025	June 30, 2024
Expected life of options (in years)	4	6
Expected volatility	93.44%	86.28%
Risk free interest rate	4.34%	4.40%
Dividend Yield	0%	0%

On October 3, 2023, the Company granted stock options to purchase 2,112 shares of Common Stock to new hire employees. 20% of the shares underlying the options awarded vest on the one-year anniversary of the grant date, and the remaining 80% will vest in equal monthly installments over 48 months each month thereafter. The exercise price of the options is $341.00, the grant date fair value, and the options terminate on the earlier of the tenth grant date anniversary or the date of which the options are fully exercised.

In June 2024, the Company granted stock options to purchase 11,580 shares of Common Stock to employees. 33% of the shares underlying the options awarded vest on the grant date, and the remaining 67% will vest over 2 years on first and second anniversary of the grant date. The exercise price of the options is $47.00, the grant date fair value, and the options terminate on the earlier of the tenth grant date anniversary or the date of which the options are fully exercised.

On December 20, 2024, the Company granted to employees and directors stock options to purchase 20,893 and 11,308 shares of Common Stock, respectively. The options have an exercise price of $19.00 per share equal to the Company’s stock price at the close on December 20, 2024, the grant date. The fair value of the stock options issued to Directors were $12.00 per share. The fair value of the stock options issued to Management was $14.30 per share.

The Company recorded stock based compensation expense relating to the vesting of stock options of approximately $1.2 million and $2.8 million for the years ended June 30, 2025 and 2024, respectively.

Issuance and modification of restricted stock units, restricted shares and stock options:

On November 9, 2023, the Company granted equity awards for the board of directors’ annual compensation. Four directors received 1,827 Restricted Stock Units (“RSUs”) with a grant date fair value of $301.00 per share. In addition, two directors received stock options to purchase 1,833 shares of common stock at an exercise price of $301.00 per share with a grant date fair value of $183.00 per share. The equity awards vest quarterly on February 9, 2024, May 9, 2024, August 9, 2024 and earlier of November 9, 2024 or the next annual shareholders’ meeting. During the year ended June 30, 2024, 457 of these RSUs vested. During the year ended June 30, 2025, 682 of these RSUs vested and 232 RSUs were cancelled due to Mr. Gorlin resigning from the Board of Directors.

In December 2023, the Company terminated five employees and as part of their severance agreement modified their equity awards that had been granted pursuant to the 2019 Omnibus Plan. The modifications included the acceleration of certain stock option awards to purchase a total of 563 shares of common stock (“Accelerated Options”), effective on the December Separation Date, as defined in severance agreement (“Separation Date”), and extended the expiration date for one year from the Separation Date for both the Accelerated Options and any vested and unexercised stock options held by the terminated employees as of the Separation Date. Accordingly, the Company remeasured the Accelerated Options based on the stock price of $154.00 per share at the close on the Separation Date and a one-year extension of the term. The net adjustment for the modification was a net credit of $127,199 and was recognized as an adjustment to stock compensation expense during the year ended June 30, 2024.

Additionally, 103 vesting RSUs were accelerated as of the Separation date. The modified RSUs were remeasured based on the stock price of $154.00 per share at close on the Separation Date and $15,865, was recorded to additional in stock-based compensation for the year ended June 30, 2024 as a result of the modification.

On the Separation date, December 2023, the Company canceled 1,840 unvested stock options and 103 unvested RSUs. Additionally, the Company canceled an additional 1,342 unvested stock options for employees that voluntarily left the company.

On June 24, 2024, the Company granted a total of 8,580 RSUs to employees, with a grant date fair value of $47.40 per share. The RSUs vested on the grant date. The Company delivered the vested portion of the RSU’s and issued 8,580 shares of Common Stock, of which 2,145 shares were withheld in Treasury stock in exchange for payment of withholding tax on behalf of the employees.

On November 20, 2024, the Company granted equity awards as part of the board of directors’ annual compensation. Two directors received 6,690 RSUs with a grant date fair value of $33.60 per share and three directors received stock options to purchase 16,830 shares of Common Stock at an exercise price of $33.60 per share with a grant date fair value of $21.10 per share. The RSUs vest quarterly on February 8, 2025, May 8, 2025, August 8, 2025 and the earlier of November 8, 2025 or the next annual shareholders’ meeting. During the year ended June 30, 2025, 2,528 shares were issued related to the RSUs that vested and 2,415 shares were canceled due to departures.

On January 1, 2025, the Company awarded 4,500 shares of restricted common stock as part of a service agreement to a vendor. The restricted common shares fully vest on the first anniversary of the effective date. The total cost of the award was based on $21.80 per share as of the date of the award and related stock-based compensation expense for the year ended June 30, 2025 was $49,050.

On January 21, 2025, the Company granted a total of 10,500 RSUs to Advisory board members at the grant date fair value of $20.50. Vesting of the RSUs are in five equal installments at the grant date and each calendar quarter end beginning March 31, 2025.

The following table summarizes vesting of restricted stock units:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Unvested at June 30, 2023	5,965	$524.00
Issued	10,407	91.60
Vested	(12,240)	169.40
Canceled	(103)	612.00
Unvested at June 30, 2024	4,029	$445.90
Issued	17,190	25.60
Vested	(11,314)	107.60
Canceled	(2,693)	70.75
Unvested at June 30, 2025	7,212	$116.41

The total stock-based compensation expense from restricted stock units and restricted shares for the year ended June 30, 2025 and 2024 was approximately $1.2 million and $1.8 million, respectively.

Stock Warrants

The following table summarizes the warrants activity during the years ended June 30, 2025 and 2024:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding and exercisable at June 30, 2023	77,703	$206.00	4.0	$18,318,954.00
Granted	175,500	131.40	5.0	-
Exercised	(60,000)	100.00	-	-
Outstanding and exercisable at June 30, 2024	193,203	$140.30	4.0	$-
Granted	1,018,210	16.54	4.8	-
Exercised	(250,297)	15.31	-	-
Expired	(1,018)	218.81	-	-
Outstanding and exercisable at June 30, 2025	960,098	$35.02	4.1	$-

The table below shows the expiration of the warrants outstanding as of June 30, 2025:

Number of Warrants

Expiring June 30,	-
2026	360
2027	3,610
2028	72,728
2029	115,509
2030	767,891
Total outstanding warrants	960,098